UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-834

Name of Registrant: Vanguard Windsor Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

Item 1: Schedule of Investments

Vanguard Windsor Fund

Schedule of Investments
As of January 31, 2011

			Market
			Value
		Shares	($000)
Common Stocks (97.8%)[1]
Consumer Discretionary (14.4%)
	Virgin Media Inc.	7,798,700	196,215
	Comcast Corp. Class A Special Shares	8,941,200	191,699
*,2 Buck Holdings LP Private Placement		NA	182,464
	Home Depot Inc.	4,492,800	165,200
	Staples Inc.	5,900,600	131,642
	Comcast Corp. Class A	5,353,700	121,797
*	Toll Brothers Inc.	5,720,000	115,773
3	MDC Holdings Inc.	3,137,926	96,993
	CBS Corp. Class B	3,885,300	77,045
	TJX Cos. Inc.	1,569,200	74,364
	Time Warner Cable Inc.	873,800	59,270
	News Corp. Class A	3,041,200	45,679
*	DIRECTV Class A	950,000	40,271
	Time Warner Inc.	1,157,100	36,391
	Lowe's Cos. Inc.	1,375,000	34,100
*	Lear Corp.	314,000	33,168
	Ross Stores Inc.	504,100	32,867
*	TRW Automotive Holdings Corp.	549,700	32,795
	Viacom Inc. Class B	784,140	32,581
*	Kohl's Corp.	610,000	30,976
	Gap Inc.	1,507,800	29,055
^	Garmin Ltd.	850,000	26,206
*	Ford Motor Co.	1,612,600	25,721
*	NVR Inc.	32,904	25,172
	Gannett Co. Inc.	1,632,909	24,069
	Fortune Brands Inc.	377,500	23,284
	Macy's Inc.	1,004,400	23,252
*	Royal Caribbean Cruises Ltd.	441,200	19,810
*	Office Depot Inc.	3,038,600	15,953
	Foot Locker Inc.	750,000	13,395
*	General Motors Co.	359,600	13,122
			1,970,329
Consumer Staples (6.7%)
	CVS Caremark Corp.	3,648,300	124,772
	Japan Tobacco Inc.	26,598	99,740
	Sysco Corp.	3,026,500	88,192
	Archer-Daniels-Midland Co.	2,656,200	86,778
	Molson Coors Brewing Co. Class B	1,770,300	82,974
	Procter & Gamble Co.	1,086,400	68,584
	BRF - Brasil Foods SA	3,839,000	62,987
	Bunge Ltd.	695,400	47,336
	Safeway Inc.	1,797,200	37,184
	Unilever NV	1,218,766	36,040
*	Constellation Brands Inc. Class A	1,720,060	33,060
	Kimberly-Clark Corp.	490,000	31,718
	Altria Group Inc.	1,246,755	29,311
	Sara Lee Corp.	1,419,278	24,085
	BRF - Brasil Foods SA ADR	1,388,400	23,117

*	Smithfield Foods Inc.	1,150,400	22,905
	Kroger Co.	758,700	16,236
			915,019
Energy (11.0%)
	Apache Corp.	1,281,900	153,008
*	Southwestern Energy Co.	3,221,800	127,261
	Statoil ASA ADR	5,120,100	125,033
	Chevron Corp.	1,114,900	105,837
	Canadian Natural Resources Ltd.	2,244,200	99,912
	Noble Corp.	2,491,500	95,300
	Devon Energy Corp.	1,055,932	93,651
*	Weatherford International Ltd.	3,590,900	85,176
	Marathon Oil Corp.	1,643,500	75,108
	Consol Energy Inc.	1,502,900	74,694
	Inpex Corp.	10,812	70,507
	Anadarko Petroleum Corp.	908,000	69,989
	ConocoPhillips	871,900	62,306
	Hess Corp.	561,655	47,246
*	Forest Oil Corp.	1,154,400	44,791
*	Newfield Exploration Co.	608,200	44,502
	Nexen Inc.	1,750,000	44,012
	Baker Hughes Inc.	582,800	39,928
	Ensco plc ADR	724,700	39,380
	Occidental Petroleum Corp.	109,600	10,596
			1,508,237
Exchange-Traded Funds (1.1%)
^,4 Vanguard Value ETF		1,689,100	92,647
4	Vanguard Total Stock Market ETF	892,000	59,104
			151,751
Financials (20.6%)
	Wells Fargo & Co.	15,537,900	503,739
	JPMorgan Chase & Co.	7,002,250	314,681
	ACE Ltd.	4,120,300	253,769
	Ameriprise Financial Inc.	3,880,400	239,227
	Unum Group	6,269,900	156,371
	BlackRock Inc.	660,000	130,693
	Bank of America Corp.	9,392,900	128,965
	Invesco Ltd.	5,101,454	126,210
	Principal Financial Group Inc.	3,692,100	120,990
*	UBS AG	5,871,200	105,447
	TD Ameritrade Holding Corp.	4,894,300	99,942
	Goldman Sachs Group Inc.	569,900	93,247
	Weyerhaeuser Co.	2,861,200	66,323
	Travelers Cos. Inc.	1,131,200	63,641
	PNC Financial Services Group Inc.	1,025,600	61,536
	Banco Santander Brasil SA ADR	4,600,000	53,360
	Morgan Stanley	1,776,800	52,238
	BB&T Corp.	1,509,600	41,725
	Capital One Financial Corp.	750,000	36,120
	Fifth Third Bancorp	2,369,900	35,240
*	UBS AG	1,810,700	32,470
*	Berkshire Hathaway Inc. Class B	385,000	31,474
*	Citigroup Inc.	6,405,000	30,872
	Comerica Inc.	602,300	23,008
	Allstate Corp.	388,400	12,095
			2,813,383

Health Care (12.7%)
	Pfizer Inc.	17,318,700	315,547
	UnitedHealth Group Inc.	5,216,600	214,141
*	Amgen Inc.	3,277,100	180,503
	CIGNA Corp.	3,614,500	151,881
	Johnson & Johnson	2,415,000	144,345
	Medtronic Inc.	3,193,000	122,356
	McKesson Corp.	1,593,900	119,813
	Daiichi Sankyo Co. Ltd.	4,671,000	101,305
	Teva Pharmaceutical Industries Ltd. ADR	1,848,000	100,993
	Covidien plc	1,602,700	76,080
*	Gilead Sciences Inc.	1,666,600	63,964
	AstraZeneca plc ADR	1,211,420	59,238
	Roche Holding AG	349,438	53,135
*	Health Net Inc.	650,000	18,545
	Merck & Co. Inc.	312,400	10,362
			1,732,208
Industrials (9.1%)
*	Delta Air Lines Inc.	19,477,300	227,300
	Pentair Inc.	4,098,800	148,254
	Dover Corp.	2,072,600	132,854
	Textron Inc.	4,912,400	129,147
	General Electric Co.	3,910,200	78,751
	Northrop Grumman Corp.	1,076,167	74,578
*	Fiat Industrial SPA	5,250,000	71,054
	Honeywell International Inc.	1,148,900	64,350
	Parker Hannifin Corp.	704,700	63,007
	United Parcel Service Inc. Class B	717,000	51,351
	Eaton Corp.	467,300	50,450
	Ingersoll-Rand plc	1,045,000	49,324
	Tyco Electronics Ltd.	1,031,400	37,368
*	Terex Corp.	883,600	28,655
	Raytheon Co.	442,300	22,111
	SPX Corp.	156,292	12,250
			1,240,804
Information Technology (12.8%)
*,3 Arrow Electronics Inc.		7,740,250	292,581
*	Cisco Systems Inc.	8,867,300	187,543
	Corning Inc.	7,340,400	163,030
	Microsoft Corp.	5,122,600	142,024
	Hewlett-Packard Co.	2,710,100	123,824
	ASML Holding NV ADR	2,859,000	120,107
	Western Union Co.	5,645,700	114,495
	QUALCOMM Inc.	2,022,800	109,494
*	Lam Research Corp.	2,144,500	106,989
	Accenture plc Class A	1,773,700	91,292
*	Dell Inc.	5,074,896	66,786
*	Flextronics International Ltd.	7,533,700	60,194
	Texas Instruments Inc.	1,687,600	57,227
	Avago Technologies Ltd.	1,869,400	53,671
*	Check Point Software Technologies Ltd.	894,900	39,868
	Intel Corp.	1,142,400	24,516
			1,753,641
Materials (5.8%)
*	Owens-Illinois Inc.	4,074,800	120,166
	Potash Corp. of Saskatchewan Inc.	631,800	112,321
	Agrium Inc.	1,028,278	90,890

Monsanto Co.			1,172,600	86,045
Rexam plc			14,262,963	77,988
HeidelbergCement AG			959,009	62,639
Dow Chemical Co.			1,700,000	60,316
Alcoa Inc.			2,676,700	44,353
Incitec Pivot Ltd.			8,650,485	37,285
Commercial Metals Co.			1,400,000	23,408
* LyondellBasell Industries NV Class A			556,600	20,004
Reliance Steel & Aluminum Co.			335,000	17,517
Steel Dynamics Inc.			950,000	17,290
Cliffs Natural Resources Inc.			163,600	13,981
CF Industries Holdings Inc.			69,994	9,452
				793,655
Telecommunication Services (1.6%)
AT&T Inc.			2,933,700	80,735
* Sprint Nextel Corp.			12,025,000	54,353
Vodafone Group plc ADR			1,206,000	34,202
CenturyLink Inc.			740,100	32,002
Verizon Communications Inc.			630,400	22,455
				223,747
Utilities (2.0%)
PG&E Corp.			1,998,500	92,491
Northeast Utilities			1,527,100	50,272
Constellation Energy Group Inc.			982,000	31,669
NiSource Inc.			1,700,200	31,658
Edison International			735,000	26,666
CMS Energy Corp.			1,149,000	22,406
UGI Corp.			711,400	22,302
				277,464
Total Common Stocks (Cost $10,832,025)				13,380,238
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (2.5%)[1]
Money Market Fund (1.5%)
[5,6] Vanguard Market Liquidity Fund	0.207%		202,192,000	202,192

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (0.8%)
Banc of America Securities, LLC
(Dated 01/31/11, Repurchase Value
$116,301,000, collateralized by Federal
Home Loan Mortgage Corp. 3.000%,
01/01/26, and Federal National Mortgage
Assn. 5.500%, 12/01/38)	0.220%	2/1/11	116,300	116,300

U.S. Government and Agency Obligations (0.2%)
[7,8] Federal Home Loan Bank Discount Notes	0.250%	6/15/11	3,000	2,997
[7,8] Freddie Mac Discount Notes	0.240%	3/14/11	25,000	24,994
				27,991
Total Temporary Cash Investments (Cost $346,482)				346,483

Total Investments (100.3%) (Cost $11,178,507)	13,726,721
Other Assets and Liabilities-Net (-0.3%)[6]	(37,006)
Net Assets (100%)	13,689,715

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $25,861,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.0% and 1.3%, respectively, of net assets.
2 Restricted security represents 1.3% of net assets. Shares not applicable for this private placement.
3 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $26,826,000 of collateral received for securities on loan.
7 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
8 Securities with a value of $25,194,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Windsor Fund

futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2011	1340	85,921	(678)
S&P 500 Index	March 2011	166	53,220	2,037
S&P Midcap 400 Index	March 2011	67	30,924	1,097

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	12,555,611	642,163	182,464
Temporary Cash Investments	202,191	144,291	—
Futures Contracts—Assets[1]	1,404	—	—
Total	12,759,207	786,454	182,464
1 Represents variation margin on the last day of the reporting period.

Windsor Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended January 31, 2011:

Investments in
Common Stocks
Amount valued based on Level 3 Inputs	($000)
Balance as of January 31, 2010	206,299
Transfers out of Level 3	(24,846)
Change in Unrealized Appreciation (Depreciation)	1,011
Balance as of January 31, 2011	182,464

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Oct. 31, 2010		from		Jan. 31, 2011
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Arrow Electronics	231,114	—	2,188	—	292,581
MDC Holdings Inc.	80,802	—	—	784	96,993
	311,916			784	389,574

F. At January 31, 2011, the cost of investment securities for tax purposes was $11,178,507,000. Net unrealized appreciation of investment securities for tax purposes was $2,548,214,000, consisting of unrealized gains of $2,797,810,000 on securities that had risen in value since their purchase and $249,596,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Windsor II Fund

Schedule of Investments
As of January 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (97.3%)[1]
Consumer Discretionary (6.7%)
Comcast Corp. Class A Special Shares	17,450,977	374,149
Carnival Corp.	7,733,286	345,755
CBS Corp. Class B	14,448,674	286,517
2 Wyndham Worldwide Corp.	9,925,032	279,191
2 Service Corp. International	21,527,536	186,644
* AutoZone Inc.	492,703	124,915
Gap Inc.	5,925,548	114,185
Omnicom Group Inc.	2,337,200	104,894
Lowe's Cos. Inc.	3,544,010	87,891
Stanley Black & Decker Inc.	1,001,900	72,818
Genuine Parts Co.	1,392,448	72,059
Newell Rubbermaid Inc.	2,568,300	49,440
Darden Restaurants Inc.	1,000,700	47,143
* Big Lots Inc.	1,476,000	46,922
JC Penney Co. Inc.	1,418,600	45,494
Home Depot Inc.	955,374	35,129
* Apollo Group Inc. Class A	847,900	34,993
* Sirius XM Radio Inc.	18,980,108	30,653
* General Motors Co.	627,200	22,886
Time Warner Cable Inc.	316,800	21,489
Johnson Controls Inc.	520,700	19,990
* Interpublic Group of Cos. Inc.	1,830,600	19,569
Hyundai Motor Co.	109,800	17,526
* Pulte Group Inc.	1,147,850	9,057
Comcast Corp. Class A	51,400	1,169
Time Warner Inc.	28,499	896
Limited Brands Inc.	27,200	795
* TRW Automotive Holdings Corp.	12,800	764
Hasbro Inc.	15,000	661
Viacom Inc. Class B	12,600	523
* Royal Caribbean Cruises Ltd.	7,900	355
Macy's Inc.	13,950	323
Walt Disney Co.	7,912	308
VF Corp.	1,900	157
Mattel Inc.	5,800	137
Foot Locker Inc.	4,800	86
* Liberty Media Corp. - Interactive	1,300	21
		2,455,504
Consumer Staples (10.3%)
Philip Morris International Inc.	12,952,853	741,421
Imperial Tobacco Group plc ADR	10,348,625	591,631
Diageo plc ADR	7,526,520	578,037
Wal-Mart Stores Inc.	6,330,100	354,929
Altria Group Inc.	12,435,907	292,368
CVS Caremark Corp.	8,452,724	289,083
Walgreen Co.	6,070,639	245,497
Sysco Corp.	5,407,019	157,561
Molson Coors Brewing Co. Class B	2,768,400	129,755

	Procter & Gamble Co.	1,146,720	72,392
	Kraft Foods Inc.	2,159,961	66,030
	General Mills Inc.	1,754,200	61,011
	PepsiCo Inc.	938,600	60,361
	Avon Products Inc.	1,793,195	50,765
	Safeway Inc.	1,111,700	23,001
	Kimberly-Clark Corp.	172,400	11,160
	Coca-Cola Enterprises Inc.	32,400	815
	Tyson Foods Inc. Class A	42,600	701
	Hormel Foods Corp.	13,300	657
	Dr Pepper Snapple Group Inc.	17,900	634
	Hershey Co.	10,500	490
	Reynolds American Inc.	12,700	404
*	Smithfield Foods Inc.	13,000	259
	Coca-Cola Co.	4,100	258
			3,729,220
Energy (11.9%)
	ConocoPhillips	18,001,089	1,286,358
	Occidental Petroleum Corp.	7,570,757	731,941
	Spectra Energy Corp.	27,756,611	728,056
	Chevron Corp.	2,491,149	236,485
	Apache Corp.	1,433,191	171,066
	Royal Dutch Shell plc ADR	2,165,390	152,812
	BP plc ADR	2,948,170	139,950
	Devon Energy Corp.	1,307,460	115,959
	Exxon Mobil Corp.	1,395,082	112,555
	Halliburton Co.	2,136,540	96,144
	Noble Corp.	2,509,478	95,987
	EQT Corp.	1,629,600	78,530
	Chesapeake Energy Corp.	2,325,800	68,681
	Consol Energy Inc.	1,371,120	68,145
	El Paso Corp.	3,381,150	53,693
*	Transocean Ltd.	640,797	51,219
	Valero Energy Corp.	1,843,800	46,759
*	Cameron International Corp.	710,455	37,867
	Total SA ADR	470,400	27,645
	Marathon Oil Corp.	375,300	17,151
	Cimarex Energy Co.	8,980	935
*	Newfield Exploration Co.	10,880	796
	Sunoco Inc.	5,500	233
	National Oilwell Varco Inc.	1,100	81
			4,319,048
Exchange-Traded Funds (1.0%)
^,3 Vanguard Total Stock Market ETF		3,197,800	211,886
^,3 Vanguard Value ETF		2,511,200	137,740
			349,626
Financials (19.6%)
	Wells Fargo & Co.	34,928,327	1,132,376
	JPMorgan Chase & Co.	23,845,609	1,071,622
	PNC Financial Services Group Inc.	11,807,981	708,479
	Bank of America Corp.	45,855,555	629,597
	American Express Co.	14,162,850	614,384
	Capital One Financial Corp.	9,613,738	462,998
*	Citigroup Inc.	92,138,202	444,106
	State Street Corp.	8,847,400	413,351
	XL Group plc Class A	12,734,632	291,878
*	SLM Corp.	18,135,452	261,332

MetLife Inc.	3,424,042	156,718
Travelers Cos. Inc.	2,679,548	150,751
Ameriprise Financial Inc.	1,954,600	120,501
Morgan Stanley	3,629,985	106,722
Goldman Sachs Group Inc.	436,819	71,472
NYSE Euronext	2,149,843	68,386
Lincoln National Corp.	2,050,261	59,130
Chubb Corp.	947,999	54,918
Allstate Corp.	1,588,100	49,453
BB&T Corp.	1,726,100	47,709
ACE Ltd.	677,050	41,699
Unum Group	1,507,500	37,597
PartnerRe Ltd.	419,100	34,316
* Genworth Financial Inc. Class A	2,462,600	33,417
Prudential Financial Inc.	292,800	18,010
KeyCorp	1,712,982	15,246
Hartford Financial Services Group Inc.	446,000	12,390
SunTrust Banks Inc.	403,800	12,288
* Berkshire Hathaway Inc. Class B	19,900	1,627
US Bancorp	45,149	1,219
Torchmark Corp.	12,000	748
M&T Bank Corp.	8,400	726
Vornado Realty Trust	7,300	643
Assurant Inc.	16,300	639
American Financial Group Inc.	17,400	566
New York Community Bancorp Inc.	29,839	547
Ventas Inc.	9,800	543
Equity Residential	9,700	526
SL Green Realty Corp.	6,600	480
Kimco Realty Corp.	26,100	472
AvalonBay Communities Inc.	4,000	464
Fifth Third Bancorp	24,600	366
Aflac Inc.	6,100	351
* Arch Capital Group Ltd.	3,700	327
Rayonier Inc.	3,100	184
Raymond James Financial Inc.	5,000	181
Bank of New York Mellon Corp.	4,033	126
Legg Mason Inc.	2,900	96
RenaissanceRe Holdings Ltd.	1,100	72
HCP Inc.	1,100	41
		7,131,790
Health Care (11.1%)
Pfizer Inc.	54,870,768	999,745
Baxter International Inc.	11,364,168	551,048
Bristol-Myers Squibb Co.	17,615,014	443,546
Johnson & Johnson	6,895,400	412,138
* WellPoint Inc.	5,902,299	366,651
Quest Diagnostics Inc.	6,060,902	345,168
Merck & Co. Inc.	5,403,529	179,235
Medtronic Inc.	3,289,300	126,046
Abbott Laboratories	2,580,950	116,556
* Amgen Inc.	2,004,540	110,410
Covidien plc	1,699,590	80,680
UnitedHealth Group Inc.	1,934,951	79,430
* Gilead Sciences Inc.	1,634,200	62,721
* Forest Laboratories Inc.	1,476,000	47,616
Eli Lilly & Co.	1,309,900	45,545

* Thermo Fisher Scientific Inc.	700,030	40,091
Novartis AG ADR	545,100	30,449
* Humana Inc.	15,100	875
AmerisourceBergen Corp. Class A	18,490	663
Cardinal Health Inc.	5,900	245
CIGNA Corp.	5,600	235
		4,039,093
Industrials (12.7%)
Raytheon Co.	15,535,961	776,643
2 Cooper Industries plc	11,355,488	695,637
General Electric Co.	32,839,407	661,386
Honeywell International Inc.	10,995,161	615,839
ITT Corp.	8,813,102	519,268
Illinois Tool Works Inc.	7,876,230	421,300
Lockheed Martin Corp.	1,703,200	135,575
* Corrections Corp. of America	3,058,200	75,874
Dover Corp.	1,080,000	69,228
Norfolk Southern Corp.	1,068,300	65,369
General Dynamics Corp.	864,000	65,146
CSX Corp.	873,320	61,656
Emerson Electric Co.	882,800	51,979
Ingersoll-Rand plc	1,086,320	51,274
United Technologies Corp.	630,570	51,265
United Parcel Service Inc. Class B	569,860	40,813
Northrop Grumman Corp.	571,076	39,576
Tyco Electronics Ltd.	1,048,275	37,979
FedEx Corp.	330,500	29,851
Tyco International Ltd.	616,975	27,659
PACCAR Inc.	467,100	26,386
Rockwell Collins Inc.	374,210	24,002
Embraer SA ADR	675,700	22,298
Cummins Inc.	143,600	15,204
Boeing Co.	146,100	10,151
3M Co.	20,426	1,796
Eaton Corp.	9,900	1,069
Rockwell Automation Inc.	10,415	844
Parker Hannifin Corp.	9,000	805
* United Continental Holdings Inc.	30,600	777
Timken Co.	15,000	705
Avery Dennison Corp.	16,700	703
Joy Global Inc.	7,355	641
KBR Inc.	1,300	42
		4,598,740
Information Technology (15.2%)
International Business Machines Corp.	7,670,550	1,242,629
Microsoft Corp.	35,081,840	972,644
Hewlett-Packard Co.	16,583,117	757,683
Intel Corp.	32,648,900	700,645
Nokia Oyj ADR	36,951,173	395,378
Oracle Corp.	8,707,840	278,912
Xerox Corp.	21,332,300	226,549
* Cisco Systems Inc.	9,371,450	198,206
Mastercard Inc. Class A	483,000	114,234
Corning Inc.	4,673,500	103,798
* eBay Inc.	3,158,100	95,880
* Google Inc. Class A	145,880	87,581
CA Inc.	2,559,928	60,926

* Symantec Corp.	3,314,000	58,360
* EMC Corp.	2,320,000	57,745
Samsung Electronics Co. Ltd.	57,800	50,789
Computer Sciences Corp.	672,200	35,822
* Western Digital Corp.	957,700	32,581
* AOL Inc.	1,337,900	31,467
* Dell Inc.	1,587,900	20,897
Lender Processing Services Inc.	373,475	11,854
* Novellus Systems Inc.	21,100	761
* Lam Research Corp.	15,200	758
* IAC/InterActiveCorp	23,000	651
* Lexmark International Inc. Class A	18,400	641
Applied Materials Inc.	22,900	359
* Motorola Mobility Holdings Inc.	11,975	334
* Motorola Solutions Inc.	6,845	265
Jabil Circuit Inc.	5,100	103
		5,538,452
Materials (2.8%)
EI du Pont de Nemours & Co.	8,867,538	449,407
Ball Corp.	2,211,763	157,323
Nucor Corp.	1,889,500	86,747
Monsanto Co.	1,043,400	76,565
Dow Chemical Co.	1,885,300	66,890
Newmont Mining Corp.	1,194,900	65,803
Praxair Inc.	389,690	36,257
PPG Industries Inc.	387,000	32,616
Freeport-McMoRan Copper & Gold Inc.	215,500	23,436
Celanese Corp. Class A	382,500	15,870
Walter Energy Inc.	5,800	755
Lubrizol Corp.	5,780	621
Eastman Chemical Co.	4,550	422
Cliffs Natural Resources Inc.	4,000	342
		1,013,054
Telecommunication Services (2.3%)
Vodafone Group plc ADR	13,673,600	387,783
Verizon Communications Inc.	6,385,409	227,448
AT&T Inc.	7,721,507	212,496
* MetroPCS Communications Inc.	18,920	245
Qwest Communications International Inc.	29,300	209
		828,181
Utilities (3.7%)
Dominion Resources Inc.	11,870,214	516,829
2 CenterPoint Energy Inc.	22,708,713	366,746
Entergy Corp.	2,991,278	215,881
Edison International	2,149,600	77,987
Exelon Corp.	1,448,517	61,576
Public Service Enterprise Group Inc.	1,358,400	44,053
Sempra Energy	843,700	43,931
Oneok Inc.	13,600	801
Northeast Utilities	23,900	787
NiSource Inc.	41,550	774
CMS Energy Corp.	38,800	757
Ameren Corp.	24,500	695
Pinnacle West Capital Corp.	15,100	615
Integrys Energy Group Inc.	12,300	585
Wisconsin Energy Corp.	6,500	392
Duke Energy Corp.	7,500	134

UGI Corp.			3,000	94
Southern Co.			500	19
				1,332,656
Total Common Stocks (Cost $29,649,539)				35,335,364
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (2.6%)[1]
Money Market Fund (2.4%)
[4,5] Vanguard Market Liquidity Fund	0.207%		887,832,170	887,832

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.2%)
[6,7] Freddie Mac Discount Notes	0.280%	2/1/11	70,000	70,000
[6,7] Freddie Mac Discount Notes	0.240%	3/14/11	75	75
				70,075
Total Temporary Cash Investments (Cost $957,907)				957,907
Total Investments (99.9%) (Cost $30,607,446)				36,293,271
Other Assets and Liabilities-Net (0.1%)[4]				25,661
Net Assets (100%)				36,318,932

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $5,667,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.4% and 1.5%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Includes $5,797,000 of collateral received for securities on loan.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
7 Securities with a value of $70,075,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	35,267,050	68,314	—
Temporary Cash Investments	887,832	70,075	—
Futures Contracts—Assets[1]	4,005	—	—
Futures Contracts—Liabilities[1]	256	—	—
Total	36,159,143	138,389	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2011	2,825	181,139	2,140
S&P 500 Index	March 2011	730	234,038	8,304

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Oct. 31, 2010		from		Jan. 31, 2011
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
CenterPoint Energy Inc.	385,047	—	8,552	4,534	366,746
Cooper Industries plc	632,635	—	40,935	3,259	695,637
ITT Corp.	439,950	—	25,443	2,251	NA1
Quest Diagnostics Inc.	460,663	—	186,427	863	NA1
Service Corp. International	182,129	—	3,874	861	186,644
Wyndham Worldwide Corp.	397,614	—	114,787	1,411	279,191
	2,498,038	—	380,018	13,179	1,528,218

1 Not applicable — At January 31, 2011, the security was still held, but the issuer was no longer an affiliated company of the fund.

F. At January 31, 2011, the cost of investment securities for tax purposes was $30,607,446,000. Net unrealized appreciation of investment securities for tax purposes was $5,685,825,000, consisting of unrealized gains of $8,822,873,000 on securities that had risen in value since their purchase and $3,137,048,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WINDSOR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 21, 2011

VANGUARD WINDSOR FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: March 21, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.